VIA EDGAR


January 25, 2000


Division of Investment Management
Securities and Exchange Commission
450 5th Street, N.W.
Washington, DC  20549

RE:      SECURITY FIRST LIFE SEPARATE ACCOUNT A
         '33 ACT FILE NO. 33-37128
         '40 ACT FILE NO. 811-3365
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Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, attached for filing is the supplement, dated January 25, 2000, that has been made to the 226R1 Flexible Bonus Prospectus, dated May 1, 1999.


Sincerely,



SECURITY FIRST LIFE INSURANCE COMPANY


/s/ Cheryl J. Finney
-----------------------------
Cheryl J. Finney
Vice President
and Associate General Counsel

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                        SECURITY FIRST SEPARATE ACCOUNT A
            SUPPLEMENT TO FLEXIBLE BONUS PROSPECTUS DATED MAY 1, 1999
                                JANUARY 25, 2000
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    THE FOLLOWING SHOULD BE INSERTED AFTER "T. ROWE PRICE GROWTH STOCK FUND"
                                   ON PAGE 1.

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PLEASE NOTE: AT THIS TIME, FIDELITY VIP OVERSEAS AND T. ROWE PRICE GROWTH STOCK
FUND ARE NOT AVAILABLE FOR USE WITH 403(b) PLANS.
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